Related Party Transactions (Details 1) (USD $) In Thousands, unless otherwise specified	Mar. 28, 2013	Dec. 31, 2012	May 14, 2012	Apr. 02, 2012	Dec. 31, 2011	Dec. 14, 2011	Dec. 12, 2012 Beta [Member]
Summary of net purchase price
Cash and cash equivalents	$ 1,354						$ 6,021
Accounts receivable	3,866						16,284
Short-term derivative instruments, net	1,206		1,017	715		15,779	2,926
Prepaid expenses and other current assets	98						4,521
Oil and natural gas properties, net	192,280		31,716	15,164		399,967	108,342
Long-term derivative instruments, net	3,528		1,337	674		10,772
Restricted investments							68,009
Credit facilities	(89,300)					(198,267)	(28,500)
Accounts payable							(9,092)
Accrued liabilities	(3,494)						(9,140)
Asset retirement obligations	(2,753)		(43)	(466)		(13,560)	(58,746)
Deferred tax liability							(1,674)
Noncontrolling interest		(5,261)			(5,157)		(5,255)
Other long-term liabilities	(111)
Net assets	$ 106,674		$ 34,569	$ 16,070		$ 213,041	$ 93,696